Related-party Transactions - Schedule of Amounts Related to Receivable and Payable Balances with Related Parties (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Receivables	$ 25	$ 54
Payables	$ 49	$ 77